Summary of Significant Accounting Policies - Summary of Estimated Economic Lives of Indefinite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Mobile games in development
Indefinite-lived Intangible Assets [Line Items]
Indefinite-live intangible assets useful life	indefinite